Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 816,336	$ 816,337
Accumulated Amortization	(132,320)	(128,693)
Impairment	(269,893)
Net Amount	$ 414,123	687,644
Useful life, Goodwill	indefinite
Gross amount, Goodwill	$ 633,965	633,965
Impairment, Goodwill	(254,893)
Net Amount, Goodwill	$ 379,072	633,965
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Impairment	(15,000)
Net Amount	$ 35,000	50,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 75,000	75,000
Accumulated Amortization	(75,000)	(75,000)
Impairment	0
Net Amount	$ 0	0
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Gross amount	$ 45,423	45,423
Accumulated Amortization	(45,423)	(41,811)
Impairment	0
Net Amount	$ 0	3,612
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated Amortization	(9,486)	(9,486)
Impairment	0
Net Amount	$ 0	0
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 2,462	2,463
Accumulated Amortization	(2,411)	(2,396)
Impairment	0
Net Amount	$ 51	$ 67